Income tax credit (Details Narrative) - GBP (£)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Research and development tax credits			£ 5,485	£ 576,161
Increase in corporate tax rate, percentage	25.00%
Corporate tax rate	£ 250,000
Unrecognized tax rate		30.00%
Unrecognized deferred tax asset		£ 1,025,688